UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
     Washington, D.C.  20549

     FORM 24F-2

     Annual Notice of Securities Sold
     Pursuant to Rule 24f-2
     ______________________________________________________
     1.   Name and address of issuer:

          Anchor National Life Insurance Company
          1 SunAmerica Center
          Los Angeles, CA 90067-6022
     _______________________________________________________
     2. Name of each series or class of securities for which this notice is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

     Variable Annuity Account Seven

     ______________________________________________________
     3.   Investment Company Act File Number:  811-09003

           Securities Act File Number:  333-63511
     _______________________________________________________
     4(a)   Last day of fiscal year for which this notice is
     filed:
                         April 30, 1999
     ______________________________________________________
     4(b)   [   ]    Check box if this Form is being filed
     late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A2)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.
     ______________________________________________________
     4(c)   [   ]    Check box if this is the last time the
     issuer will be filing this Form.
     ______________________________________________________
     5.     Calculation of registration fee:

             (i)  Aggregate sale price of securities sold
     during the fiscal year pursuant to Section 24f-2:


                              $ 37,743,990
            (ii) Aggregate price of securities redeemed or repurchased
                   During the fiscal year:

                              $ 45,540

           (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
     Commission:

                              $ 0.00

           (iv) Total available redemption credits [add
     Items 5(ii) and 5(iii)]:


                              $ 45,540

           (v)   Net sales ---- if Item 5(i) is greater than
     Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

                              $ 37,698,450

          (vi)   Redemption credits available for use in
     future years

                              $ 0.00

                   ---- if Item 5(i) is less than Item 5(iv)
     [subtract Item 5(iv) from Item 5(i)]:


        (vii)   Multiplier for determining registration fee
     (See Instruction C9):

                              X.000278

       (viii)    Registration fee due [multiply Item 5(v) by
     Item 5(vii).
                   (Enter 0.00 if no fee is due):

                         =    $ 10,480.17

     6.   Prepaid Shares

           If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: None. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: None
     ______________________________________________________
     7. Interest due ---- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                               +0.00
     ______________________________________________________
     8. Total of the amount of the registration fee due plus any interest due (line 5(viii) plus line 7):

                         =    $ 10,480.17
     ______________________________________________________
     9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


               Method of Delivery:
                         [X]  Wire Transfer
                         [ ]  Mail or other means
     _____________________________________________________

     SIGNATURES
     This report has been signed below by the following persons on behalf of the issuer and in the capacities and the dates indicated.

     By (Signature and Title)*:


     /s/ Scott L. Robinson
     Scott L. Robinson
     Senior Vice President



     Date:        July 29, 1999